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             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.   Name and address of issuer:

     Alliance Growth and Income Fund, Inc.
     1345 Avenue of the Americas
     New York, NY  10105

2. Name of each series or class of funds for which this notice is filed:

     Class A
     Class B
     Class C
     Advisor Class

3.   Investment Company Act File Number:
     811-126

     Securities Act File Number:
     2-11023


4.   Last day of fiscal year for which this notice is filed:
     October 31, 1996

5.   Check the box if this notice is being filed more than 180
     days after the close of the issuer's fiscal year for
     purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
     declaration:            [  ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       2,572,540
     $ 8,107,270




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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

       67,747,267
     $190,960,788

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

       65,174,727
     $182,853,518

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

        16,958,511
       $45,048,912

12.  Calculation of registration fee:

    (i)  Aggregate sale price of securities
         sold during the fiscal year in
         reliance on rule 24f-2 (from Item
         10):                                    $182,853,518

   (ii)  Aggregate price of shares issued in
         connection with dividend
         reinvestment plans (from Item 11, if
         applicable):                            +45,048,912

  (iii)  Aggregate price of shares redeemed
         or repurchased during the fiscal
         year (if applicable):                   -97,673,764

   (iv)  Aggregate price of shares redeemed
         or repurchased and previously
         applied as a reduction to filing
         fees pursuant to rule 24e-2 (if
         applicable):                            +  -0-

    (v)  Net aggregate price of securities
         sold and issued during the fiscal
         year in reliance on rule 24f-2 [line
         (i), plus line (ii), less line



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         (iii), plus line (iv)] (if
         applicable):                            $130,228,666

   (vi)  Multiplier prescribed by Section
         6(b) of the Securities Act of 1933
         or other applicable law or
         regulation (see instruction C.6):       x 1/3300

  (vii)  Fee due [line (i) or line (v)
         multiplied by line (vi)]:               $ 39,464

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).
                                                           [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

              December 18, 1996


                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Domenick Pugliese
                             _____________________________
                             Domenick Pugliese,
                             Assistant Secretary

Date December 18, 1996

Exhibit:  Opinion of Seward & Kissel

*Please print the name and title of the signing officer below the signature.





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                      SEWARD & KISSEL
                  One Battery Park Plaza
                   New York, N.Y.  10004

                 Telephone: (212) 574-1200
                 Facsimile: (212) 480-8421


                                  December 20, 1996



Alliance Growth and Income Fund, Inc.
1345 Avenue of the Americas
New York, New York 10105


Dear Sirs:

         We have acted as counsel for Alliance Growth and Income Fund, Inc., a Maryland corporation (the "Company"), in connection with the Company's Rule 24f-2 Notice to be filed pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, to report the sale of 65,174,727 shares of common stock of the Company, par value $.01 per share, during the fiscal year of the Company ended
October 31, 1996, in reliance upon that Rule and pursuant to the registration of an indefinite number of such shares under the Securities Act of 1933, as amended.

         As counsel for the Company, we have examined and relied upon such records of the Company and other documents and certificates as to factual matters as we have deemed to be necessary to render the opinion set forth below.

         Based on that examination we are of the opinion that the 65,174,727 shares so sold in reliance upon Rule
24f-2 were duly authorized and legally issued and, upon their issuance, were fully paid and nonassessable shares of common stock of the Company under the laws of the State of Maryland.

         Our opinion above stated is expressed as members of the bar of the State of New York.



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         We hereby consent to the filing of this opinion
with the Securities and Exchange Commission as an exhibit to the above-referenced Rule 24f-2 Notice.

                                       Very truly yours,


                                       /s/ Seward & Kissel












































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